Material accounting policies (Tables)	12 Months Ended
Sep. 30, 2025
Material accounting policies
Schedule of estimated useful lives for property and equipment

The following table provides a summary of estimated useful lives for property and equipment:

Rate
Computer equipment	3 years
Computer software	3 years
Office furniture and equipment	5 years
Low-rate initial production equipment (“LRIP”)	5 years
R&D equipment	5 years
Sales demo equipment	2 years
Leasehold improvements	Shorter of useful life or remaining term of lease

Schedule of reconciliation of changes to fiscal results

The following is a reconciliation of the change to the fiscal 2024 results:

	Previously		Revised
	Disclosed	Adjustment	Disclosure
General and administrative	$6,269,257	$(1,432,442)	$4,836,815
Selling and marketing	1,538,882	(13,654)	1,525,228
Research and development, net	2,477,736	(123,576)	2,354,160
Share-based compensation	—	291,761	291,761
Depreciation and amortization	—	1,277,911	1,277,911
Total operating expenses	$10,285,875	$—	$10,285,875

The following is a reconciliation of the change to the fiscal 2023 results:

	Previously		Revised
	Disclosed	Adjustment	Disclosure
General and administrative	$7,244,762	$(1,079,465)	$6,165,297
Selling and marketing	3,024,283	(131,604)	2,892,679
Research and development, net	1,644,565	(114,993)	1,529,572
Share-based compensation	—	373,554	373,554
Depreciation and amortization	—	952,508	952,508
Total operating expenses	$11,913,610	$—	$11,913,610